BNY Mellon Opportunity Funds

-BNY Mellon Japan Womenomics Fund (the “Fund”)

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 30, 2019 (SEC Accession No. 0001111178-19-000031 ).